Segment Information - Summary Of Long-lived Assets By Geographic Areas (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions		Mar. 31, 2024	Mar. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	[1]	$ 2,310.6	$ 1,927.3
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	[1]	2,047.6	1,736.5
Other foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	[1]	$ 263.0	$ 190.8

[1]	Long-lived assets represents total assets less the following: current assets, investments, long-term receivables, interest rate swaps, intangible assets, goodwill and deferred tax assets.